Time charter revenues and net investment in direct financing lease (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Capital Leased Assets [Line Items]
2019	$ 127,446
2020	96,145
2021	79,606
2022	79,606
2023	79,606
Thereafter	542,360
Total	$ 1,004,769